Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Cash flows from operating activities
(Loss)/Profit before income tax	$ (18,074,094)	$ (2,326,826)	$ 7,079,243	$ (98,603)
Adjustments for:
Depreciation of property, plant and equipment	4,444,914	572,230	5,015,875	5,046,942
Allowance for expected credit losses – trade receivables	488,640	62,908	914,788	841,051
Bad debt written-off	40,382	5,198	77,249	347,484
Lease modification				(921,702)
Interest expense – bank borrowings	154,980	19,951	179,866	154,307
Interest expense – lease liabilities	211,258	27,196	370,848	536,169
Interest expense – convertible promissory notes	1,648,858	212,271
Change in fair value on embedded derivative liability	(1,623,695)	(209,032)
Interest income	(286,321)	(36,861)	(48,233)	(1,487)
Issuance of ordinary shares for commitment fee	1,560,000	200,831
Unrealized foreign exchange difference, net	22,358	2,879
Operating cash flows before working capital changes	(11,412,720)	(1,469,255)	13,589,636	5,904,161
Changes in working capital:
Trade and other receivables	(4,077,972)	(524,991)	(5,651,207)	(478,193)
Trade and other payables	4,293,607	552,751	957,115	267,665
Contract liabilities	(214,326)	(27,591)	(1,782,857)	(220,382)
Net cash generated from/(used in) operating activities	(11,411,411)	(1,469,086)	7,112,687	5,473,251
Cash flows from investing activities
Interest income	286,321	36,861	48,233	1,487
Purchase of property, plant and equipment	(1,490,361)	(191,866)	(287,307)	(466,834)
Net cash used in investing activities	(1,204,040)	(155,005)	(239,074)	(465,347)
Cash flows from financing activities
Advance from ultimate beneficial shareholder			(15,939)
Interest paid	(154,980)	(19,952)	(179,866)	(154,307)
Repayment of bank borrowings	(921,966)	(118,692)	(706,871)	(49,002)
Repayment of lease liabilities	(3,693,784)	(475,531)	(3,706,727)	(4,010,084)
Proceeds from issuance of ordinary shares, net of offering expenses	32,243,314	4,150,947
Proceeds from underwriters’ exercise of over-allotment option	3,112,668	400,719
Proceeds from issuance of convertible promissory notes, net of transaction costs	20,592,000	2,650,978
Net cash (used in)/generated from financing activities	51,177,252	6,588,469	(4,609,403)	(4,213,393)
Net change in cash and bank balances	38,561,801	4,964,378	2,264,210	794,511
Cash and bank balances at beginning of year	3,660,213	471,210	1,396,003	601,492
Cash and bank balances at end of year	$ 42,222,014	$ 5,435,588	$ 3,660,213	$ 1,396,003